Natural Gas Producing Activities (Unaudited) - Costs Incurred Relating to Natural Gas, NGL, and Oil Production Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized costs
Proved properties	$ 23,117,987	$ 19,479,211
Unproved properties	2,405,867	2,291,814
Total capitalized costs	25,523,854	21,771,025
Less: Accumulated depreciation and depletion	7,508,178	5,866,418
Net capitalized costs	18,015,676	15,904,607
Property acquisition:
Proved properties	2,286,386	761,940	$ 40,316
Unproved properties	805,942	78,404	154,128
Exploration	24,403	5,484	7,223
Development	950,531	947,233	1,560,346
Proved properties	2,286,386	761,940	40,316
Unproved properties	805,942	78,404	$ 154,128
Alta Recourse Development L L C
Property acquisition:
Unproved properties	743,300
Unproved properties	743,300
Alta Acquisition and Reliance Asset Acquisition | Marcellus wells
Property acquisition:
Proved properties	1,754,700
Proved properties	1,754,700
Alta Acquisition and Reliance Asset Acquisition | Marcellus leases
Property acquisition:
Proved properties	450,000
Proved properties	$ 450,000
Chevron Asset Acquisition
Property acquisition:
Unproved properties		38,900
Unproved properties		38,900
Chevron Asset Acquisition | Marcellus wells
Property acquisition:
Proved properties		674,000
Proved properties		674,000
Chevron Asset Acquisition | Utica wells
Property acquisition:
Proved properties		6,500
Proved properties		$ 6,500